Non-controlling interests and redeemable non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
Schedule of Net Loss Attributable to Non-controlling Interests
Net effect attributable to non-controlling interests for the years ended December 31 consists of the following:

	2021	2020
HLBV and other adjustments attributable to:
Non-controlling interests - tax equity partnership units	$88,417	$62,682
Non-controlling interests - redeemable tax equity partnership units	6,902	6,955
Other net earnings attributable to:
Non-controlling interests	(5,682)	(2,351)
	$89,637	$67,286
Redeemable non-controlling interest, held by related party	(10,435)	(12,651)
Net effect of non-controlling interests	$79,202	$54,635
Changes in redeemable non-controlling interests are as follows:

	Redeemable non-controlling interests held by related party		Redeemable non-controlling interests
	2021	2020	2021	2020
Opening balance	$306,316	$305,863	$20,859	$25,913
Net effect from operations	10,435	12,651	(6,902)	(6,955)
Contributions, net of costs	—	—	—	3,717
Dividends and distributions declared	(10,214)	(12,198)	(968)	(951)
Repurchase of non-controlling interest	—	—	—	(865)
Closing balance	$306,537	$306,316	$12,989	$20,859